SHARE CAPITAL (Details Narrative) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2019	Dec. 31, 2020
Statement [Line Items]
Common shares issued and fully paid	700,200,059		697,216,453
Stock options granted	11,350,000
Stock options aggregate fair value	$ 1,500,411		$ 1,550,000
Unvested stock options	5,525,000
Unvested stock options fair value	$ 402,000
Warrants Issued	2,050,228
Weighted average exercise price	$ 0.44	$ 0.53
Weighted Average stock options granted	$ 12,190,000	$ 11,350,000
Stock options granted fair value	$ 2,832,105	$ 1,500,411
Weighted average fair value per stock options	$ 0.23	$ 0.13
Unvested Options	$ 6,463,750	$ 5,525,000
Unvested stock options fair value Grant	$ 1,436,689	$ 402,000
Deferred Share Units D S Us [Member]
Statement [Line Items]
Shares granted	303,000
weighted average grant date fair value	$ 0.36